Leases (Tables)	6 Months Ended
Dec. 31, 2024
Leases
Schedule of right-of-use assets	Right-of-use assets:

	31 December	30 June	31 December
	2024	2024	2023
	£’000	£’000	£’000
Property	7,267	7,740	7,683
Plant and machinery	383	455	516
Total	7,650	8,195	8,199

Schedule of lease liabilities

Lease liabilities:

	31 December	30 June	31 December
	2024	2024	2023
	£’000	£’000	£’000
Current	672	934	861
Non-current	8,018	7,707	7,704
Total lease liabilities	8,690	8,641	8,565

The following table provides an analysis of the movements in lease liabilities:

£’000
At 1 July 2023	8,880
Cash flows	(806)
Additions	143
Accretion expense	348
At 31 December 2023	8,565
Cash flows	(863)
Additions	606
Accretion expense	333
At 30 June 2024	8,641
Cash flows	(311)
Additions	81
Accretion expense	279
At 31 December 2024	8,690

Schedule of amounts recognized in the consolidated statement of profit or loss

	Three months ended		Six months ended
	31 December		31 December
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Depreciation charge of right-of-use assets
Property	(189)	(215)	(388)	(431)
Plant and machinery	(74)	(113)	(153)	(208)
	(263)	(328)	(541)	(639)
Interest expense (included in finance costs)	(109)	(72)	(279)	(348)
Expense relating to short-term leases (included in operating expenses)	(62)	(62)	(123)	(134)